Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Cash and Bank Balances
	December 31,
	2018	2019
	(in thousands)
Cash on hand, demand deposits and checking accounts	$30,134,051	46,290,722
Time deposits	38,939,198	34,124,011
Government bonds with reverse repurchase agreements	90,047	35,039
	$69,163,296	80,449,772